Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Oct. 31, 2016
Document Effective Date	Oct. 31, 2016
Prospectus Date	Oct. 31, 2016
Rareview Longevity Income Generation Fund | Retail Class
Prospectus:
Trading Symbol	RLIGX
Rareview Longevity Income Generation Fund | Institutional Class
Prospectus:
Trading Symbol	RVIGX